Consolidated Statements of Changes in Equity - CNY (¥) ¥ in Thousands	Ordinary Shares Class A	Ordinary Shares Class B	Treasury stock	Additional paid-in capital	Accumulated deficit	Accumulated other comprehensive loss	Token Cat Limited shareholders’ equity
Balance at Dec. 31, 2022	¥ 235	¥ 35	¥ (45,886)	¥ 1,296,951	¥ (1,150,135)	¥ (8,416)	¥ 92,784
Balance (in Shares) at Dec. 31, 2022	342,329,496	55,260,580
Balance (in Shares) at Dec. 31, 2022			(14,907,047)
Shares issuance for vested restricted shares	¥ 1			(1)
Shares issuance for vested restricted shares (in Shares)	20,593,750
Share-based compensation				9,546			9,546
Net income (loss) from continuing operations					(3,160)		(3,160)
Net loss from discontinued operations					(79,811)		(79,811)
Foreign currency translation adjustment						125	125
Balance at Dec. 31, 2023	¥ 236	¥ 35	¥ (45,886)	1,306,496	(1,233,106)	(8,291)	19,484
Balance (in Shares) at Dec. 31, 2023	362,923,246	55,260,580
Balance (in Shares) at Dec. 31, 2023			(14,907,047)
Shares issuance for vested restricted shares	¥ 102			(102)
Shares issuance for vested restricted shares (in Shares)	139,375,000
Issuance of common shares and Pre-funded warrants, net of issuance costs	¥ 142			(147)			(5)
Issuance of common shares and Pre-funded warrants, net of issuance costs (in Shares)	198,812,640
Share-based compensation			¥ 11,360	17,034			28,394
Share-based compensation (in Shares)			2,141,498
Net income (loss) from continuing operations					(94,272)		(94,272)
Net loss from discontinued operations					(93,719)		(93,719)
Foreign currency translation adjustment						(689)	(689)
Balance at Dec. 31, 2024	¥ 480	¥ 35	¥ (34,526)	1,323,281	(1,421,097)	(8,980)	(140,807)
Balance (in Shares) at Dec. 31, 2024	701,110,886	55,260,580
Balance (in Shares) at Dec. 31, 2024			(12,765,549)
Shares issuance for vested restricted shares	¥ 18			(18)
Shares issuance for vested restricted shares (in Shares)	25,905,000
Disposal of subsidiaries						56,748	56,748
Issuance of common shares and Pre-funded warrants, net of issuance costs	¥ 5,270			159,769			165,039
Issuance of common shares and Pre-funded warrants, net of issuance costs (in Shares)	7,357,500,000
Cashless exercise of common stock warrants exercise	¥ 131			15,109			15,240
Cashless exercise of common stock warrants exercise (in Shares)	183,801,600
Share-based compensation			¥ 21,413	3,147			24,560
Share-based compensation (in Shares)			4,217,002
Net income (loss) from continuing operations					42,535		42,535
Net loss from discontinued operations					(40,265)		(40,265)
Foreign currency translation adjustment						9,230	9,230
Balance at Dec. 31, 2025	¥ 5,899	¥ 35	¥ (13,113)	¥ 1,501,288	¥ (1,418,827)	¥ 56,998	¥ 132,280
Balance (in Shares) at Dec. 31, 2025	8,268,317,486	55,260,580
Balance (in Shares) at Dec. 31, 2025			(8,548,547)